Rule 497(e)

Destra Mutual Funds

Supplement Dated November 14, 2011

To the Following Prospectuses:

Destra Investment Trust	Destra Investment Trust II
Destra Global L-Series Fund
Destra International L-Series Fund
Destra US All Cap L-Series Fund
-Prospectus dated December 30, 2010, as
  supplemented on June 23, 2011, July 27,
  2011 and November 1, 2011

Destra High Dividend Strategy Fund
-Prospectus dated August 10, 2011, as
  supplemented on October 11, 2011 and
  November 1, 2011

Destra Preferred and Income Securities Fund
-Prospectus dated April 15, 2011, as
  supplemented on July 27, 2011,
  October 11, 2011 and November 1, 2011

Destra Focused Equity Fund
-Prospectus dated April 15, 2011, as
  supplemented on July 27, 2011,
  October 11, 2011 and November 1, 2011

Effective November 14, 2011, the length of time for which the contingent deferred sales charge on Class C shares applies to redemptions will change from 18 months to 12 months.  Accordingly, the sixth bullet in the first paragraph under “Additional Information About the Funds-Additional Information About Fees and Expenses” or “Additional Information About the Fund-Additional Information About Fees and Expenses,” as applicable, will be replaced in its entirety with the following:

•
A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase.  The contingent deferred sales charge may be waived for certain investors, as described in “Redemptions.”

The second paragraph under “Shareholder Information–Share Classes–Class C Shares” will be replaced in its entirety with the following:

The Class C shares sales charges are as follows:
Initial sales charge on purchases	None
Deferred sales charge (“CDSC”)	1.00% on shares redeemed within 12 months of purchase*
Minimum initial investment	$2,500
Maximum purchase	$500,000
Minimum aggregate account balance	None
12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee); higher annual operating expenses than Class A shares because of higher 12b-1 fee
*May be waived under certain circumstances.

The second sentence under “Shareholder Information–Redemptions-Class A Shares and Class C Shares CDSC” will be replaced in its entirety with the following:

A 1.00% CDSC will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a CDSC waiver applies.

Please Keep This With Your Fund’s Prospectus
For Future Reference

Destra Mutual Funds

Supplement Dated November 14, 2011

To the Following Statements of Additional Information:

Destra Investment Trust	Destra Investment Trust II
Destra Global L-Series Fund
Destra International L-Series Fund
Destra US All Cap L-Series Fund
-Statement of Additional Information
  dated December 30, 2010, as
  supplemented on June 23, 2011, July 27,
  2011 and November 1, 2011

Destra High Dividend Strategy Fund
-Statement of Additional Information
  dated August 10, 2011, as supplemented
  on November 1, 2011

Destra Preferred and Income Securities Fund
-Statement of Additional Information
  dated April 15, 2011, as supplemented on
  July 27, 2011 and November 1, 2011

Destra Focused Equity Fund
-Statement of Additional Information
  dated April 15, 2011, as supplemented on
  July 27, 2011 and November 1, 2011

Effective November 14, 2011, the length of time for which the contingent deferred sales charge on Class C shares applies to redemptions will change from 18 months to 12 months.  Accordingly, the first sentence under “Redemptions-Class C Shares” will be replaced in its entirety with the following:

A CDSC of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus.

Please Keep This With Your Fund’s  Statement of Additional Information
For Future Reference